Employee Benefit Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefit Plan [Abstract]
Employee service period	6 years
Discretionary contributions by employer	$ 401,497	$ 0	$ 0